Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current trade and other receivables
Total trade and other current receivables	$ 5,009	$ 4,573	$ 6,622
Due within one year
Current trade and other receivables
Trade receivables	2,818	2,625	4,685
Less: Amounts provided for doubtful debts (Note 26)	(16)	(42)	(52)
Net current trade and other receivables	2,802	2,583	4,633
Other receivables	793	852	543
Prepayments and accrued income	1,148	879	1,268
Total trade and other current receivables	4,743	4,314	6,444
Due after more than one year
Current trade and other receivables
Other receivables	156	140	28
Prepayments and accrued income	110	119	150
Total trade and other current receivables	$ 266	$ 259	$ 178